Organization and Business Background (Tables)	6 Months Ended
Jun. 30, 2025
Organization and Business Background [Abstract]
Schedule of Unaudited Interim Condensed Consolidated Financial Statements

The unaudited interim condensed consolidated financial statements reflect the activities of each of the following entities:

Name	Background	% of Ownership
SFHG or the Company	— Incorporated in the Cayman Island — Incorporated on January 20, 2022 — Holding company — Investment holding	Parent

New Achiever	— Incorporated in the BVI — Incorporated on January 13, 2022 — Intermediate holding company — Investment holding	100% owned by SFHG

Samfine HK	— Incorporated in Hong Kong — Incorporated on March 12, 1997 — Provision of commercial printing services	100% owned by New Achiever

Samfine SZ	— Incorporated in the PRC — Established on February 5, 1993 — Provision of commercial printing services	100% owned by Samfine HK

Samfine SZ Technology	— Incorporated in the PRC — Incorporated on April 21, 2021 — Printing and trading of personalized printing products	100% owned by Samfine SZ